Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and Basis of Presentation
Description of Business
Locust Walk Acquisition Corp. (“LWAC”) was initially formed on October 2, 2020 as a Delaware corporation formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business transaction with one or more operating businesses.
On May 26, 2021, LWAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Locust Walk Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of LWAC (“Merger Sub”), and eFFECTOR Therapeutics, Inc., a Delaware corporation (“Old eFFECTOR”).
Pursuant to the terms of the Merger Agreement, a business combination between LWAC and Old eFFECTOR was effected through the merger of the Merger Sub with and into Old eFFECTOR, with Old eFFECTOR becoming the surviving company and a wholly-owned subsidiary of LWAC with the name of eFFECTOR Therapeutics Operations, Inc. On August 25, 2021, and in connection with the closing of the business combination (the “Business Combination”), LWAC was renamed eFFECTOR Therapeutics, Inc. (“eFFECTOR” or the “Company”). All outstanding preferred shares of Old eFFECTOR converted into common shares of Old eFFECTOR on a 1:1 basis, which were then converted, along with all outstanding common shares of Old eFFECTOR, into common shares of the surviving eFFECTOR company through application of an exchange ratio of approximately 0.09657.
The Company is a clinical-stage biopharmaceutical company focused on pioneering the development of a new class of oncology drugs the Company refers to as selective translation regulator inhibitors (“STRIs”). The Company’s principal operations are in the United States, with its headquarters in Solana Beach, California. The Company has devoted substantially all of its resources to raising capital, identifying potential product candidates, establishing its intellectual property portfolio, conducting preclinical studies and clinical trials, establishing arrangements with third parties for the manufacture of its product candidates and related raw materials, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations, other than from licensing and grant revenue, through December 31, 2023.
Reverse Stock Split
On January 9, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended to date, with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, par value $0.0001 at a ratio of 1-for-25 (the
“Reverse Stock Split”), as authorized at the Company’s 2023 annual meeting of stockholders held on June 22, 2023. The Company effected the Reverse Stock Split on January 12, 2024. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise were entitled to a fractional share of common stock were entitled to receive a proportional cash payment. The number of shares of common stock that the Company is authorized to issue was proportionally reduced from 1,000,000,000 shares to 40,000,000 shares and the par value of its common stock remains unchanged at $0.0001 per share.
The Company has retroactively restated the share and per share amounts in the consolidated financial statements as of December 31, 2023 and 2022. Proportionate adjustments were made to the per share exercise price and number of shares of common stock issuable under all outstanding stock options and warrants. In addition, proportionate adjustments have been made to the number of shares of common stock reserved for the Company’s equity incentive compensation plans. The consolidated statements of stockholders’ equity (deficit) and balance sheets reflect the impact of the Reverse Stock Split by reclassifying from “common stock” to “additional paid-in
capital” in an amount equal to the par value of the decreased shares resulting from the Reverse Stock Split.

Basis of Presentation
The Company’s consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Liquidity
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.
Management is required to perform a
two-step
analysis over its ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (step 2).
The Company has experienced net losses and negative cash flows from operating activities since its inception, aside from the years ended December 31, 2021 and December 31, 2020 when net income was realized as a result of a gain in fair value recognized associated with the earn-out
liability and revenue in connection with the Research Collaboration and License Agreement with Pfizer, respectively. The Company has an accumulated deficit of $179.4 million at December 31, 2023. For the year ended December 31, 2023, the Company had a net loss of $35.8 million and used $29.6 million in cash for operations. At December 31, 2023, the Company had cash and cash equivalents and short-term investments of $18.4 million. The Company anticipates that its expenses will increase significantly in connection with its ongoing activities to support its research and development efforts, and it expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future. Management has prepared cash flow forecasts which indicate that based on the Company’s expected operating losses and negative cash flows, there is substantial doubt about the Company’s ability to continue as a going concern within twelve months from the date that these financial statements for the year ended December 31, 2023 are issued. The principal payments due under the Oxford Loans (as defined below), and the related accrued final payment, have been classified as current liabilities as of December 31, 2023, due to the considerations discussed above and the assessment that the material adverse change clause under the Oxford Loans is not within the Company’s control. The Company has not been notified of an event of default by the lender as of the date of issuance of these financial statements.
The Company’s ability to continue as a going concern is dependent upon its ability to receive additional capital. Management intends to raise additional capital through equity offerings or other capital sources, including potential additional collaborations, licenses and other similar arrangements. Additionally, the Company may receive additional milestone payments from the Research Collaboration and License Agreement with Pfizer (described in Note 11), through the issuance of common stock under the equity purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) (described in Note 8) or through the issuance of common stock under the at-the-market
offering program (described in Note 8) with Cantor Fitzgerald & Co (“Cantor”). However, the Company may not be able to secure additional financing in a timely manner or on favorable terms, if at all, and may not receive any milestone payments. Without additional capital, the Company may be forced to delay, scale back or eliminate some of its research and development activities, or other operations and potentially delay product development in an effort to provide sufficient funds to continue its operations, or may be required to pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of its stockholders.